Loans and Allowance for Credit Losses	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Loans and Allowance for Credit Losses
NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans by type as a percentage of the portfolio were as follows:
	June 30, 2024		December 31, 2023
(Dollars in thousands)	Balance	%	Balance	%	Percent Increase (Decrease)
Agricultural	$45,274	3.2%	$49,210	3.5%	(8.0)%
Commercial and Industrial	224,031	15.6%	229,915	16.3%	(2.6)%
Commercial Real Estate	804,213	55.9%	786,921	55.8%	2.2%
Consumer	32,811	2.3%	36,541	2.6%	(10.2)%
Construction Real Estate	18,751	1.3%	20,936	1.5%	(10.4)%
Residential Real Estate	275,878	19.2%	267,730	19.0%	3.0%
Loans to Other Financial Institutions	36,569	2.5%	19,400	1.4%	88.5%
Gross Loans	$1,437,527		$1,410,653

Allowance for credit losses	16,152	1.12%	15,685	1.11%

Net loans	$1,421,375		$1,394,968

Activity in the allowance for credit losses and balances in the loan portfolio were as follows:

(Dollars in thousands)	Agricultural	Commercial And Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Loans to Other Financial Institutions	Total
Allowance for Credit Losses Three Months Ended June 30, 2024
Beginning balance	$97	$2,243	$918	$9,167	$49	$3,513	$50	$16,037
Charge-offs	-	-	(328)	-	-	-	-	(328)
Recoveries	-	2	166	-	-	3	-	171
Provision	15	(84)	39	194	-	108	-	272
Ending balance	$112	$2,161	$795	$9,361	$49	$3,624	$50	$16,152

Allowance for Credit Losses Six Months Ended June 30, 2024
Beginning balance	$94	$2,216	$823	$8,820	$58	$3,644	$30	$15,685
Charge-offs	-	(1)	(451)	-	-	-	-	(452)
Recoveries	-	11	226	-	-	7	-	244
Provision	18	(65)	197	541	(9)	(27)	20	675
Ending balance	$112	$2,161	$795	$9,361	$49	$3,624	$50	$16,152

Individually evaluated for credit loss	$1	$7	$-	$1	$-	$78	$-	$87

Collectively evaluated for credit loss	$111	$2,154	$795	$9,360	$49	$3,546	$50	$16,065

Loans
June 30, 2024
Individually evaluated for credit loss	$27	$151	$4	$383	$-	$1,927	$-	$2,492
Collectively evaluated for credit loss	45,247	223,880	32,807	803,830	18,751	273,951	36,569	1,435,035
Ending balance	$45,274	$224,031	$32,811	$804,213	$18,751	$275,878	$36,569	$1,437,527

(Dollars in thousands)	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Loans to Other Financial Institutions	Total
Allowance for Credit Losses December 31, 2023
Individually evaluated for impairment	$2	$6	$-	$1	$-	$51	$-	$60

Collectively evaluated for impairment	$92	$2,210	$823	$8,819	$58	$3,593	$30	$15,625

Loans
December 31, 2023
Individually evaluated for impairment	$54	$136	$2	$29	$-	$1,858	$-	$2,079
Collectively evaluated for impairment	$49,156	$229,779	$36,539	$786,892	$20,936	$265,872	$19,400	1,408,574
Acquired with deteriorated credit quality	-	-	-	-	-	-	-	-
Ending balance	$49,210	$229,915	$36,541	$786,921	$20,936	$267,730	$19,400	$1,410,653

(Dollars in thousands)	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Loans to Other Financial Institution	Unallocated	Total
Allowance for Credit Losses Three Months Ended June 30, 2023
Beginning balance	$136	$3,020	$913	$7,837	$72	$3,087	$-	$-	$15,065
Charge-offs	-	-	(131)	-	-	-	-	-	(131)
Recoveries	-	2	59	-	-	2	-	-	63
Provision	(58)	(126)	44	(600)	(2)	287	40	-	(415)
Ending balance	$78	$2,896	$885	$7,237	$70	$3,376	$40	$-	$14,582

Allowance for Credit Losses Six Months Ended June 30, 2023
Beginning balance	$144	$1,361	$310	$4,822	$63	$906	$-	$13	$7,619
Cumulative effect of change in accounting principle	$14	$1,587	$541	$3,006	$20	$2,010	-	$(13)	7,165
Charge-offs	-	-	(271)	-	-	-	-	-	(271)
Recoveries	-	29	129	13	-	5	-	-	176
Provision	(80)	(81)	176	(604)	(13)	455	40	-	(106)
Ending balance	$78	$2,896	$885	$7,237	$70	$3,376	$-	$-	14,582

Individually evaluated for impairment	$1	$34	$-	$1	$-	$36	$-	$-	$72

Collectively evaluated for impairment	$77	$2,862	$885	$7,236	$70	$3,340	$40	$-	$14,510

The provision for credit losses on loans was an expense of $272,000 in the second quarter of 2024, compared to a reversal of expense of $415,000 in the same period in the prior year.  The provision expense was deemed necessary due to the increase in reserve for collateral dependent loans and an increase in qualitative factors related to the value of underlying collateral for collateral dependent non owner occupied loans and consumer loans.

The process to monitor the credit quality of ChoiceOne’s loan portfolio includes tracking (1) the risk ratings of business loans and (2) delinquent and nonperforming consumer loans. Business loans are risk rated on a scale of 1 to 9. A description of the characteristics of the ratings follows:

Risk Rating 1 through 5 or pass: These loans are considered pass credits. They exhibit acceptable credit risk and demonstrate the ability to repay the loan from normal business operations.

Risk rating 6 or special mention: Loans and other credit extensions bearing this grade are considered to be inadequately protected by the current sound worth and debt service capacity of the borrower or of any pledged collateral. These obligations, even if apparently protected by collateral value, have well-defined weaknesses related to adverse financial, managerial, economic, market, or political conditions that have clearly jeopardized repayment of principal and interest as originally intended. Furthermore, there is the possibility that ChoiceOne Bank will sustain some future loss if such weaknesses are not corrected. Clear loss potential, however, does not have to exist in any individual assets classified as substandard. Loans falling into this category should have clear action plans and timelines with benchmarks to determine which direction the relationship will move.

Risk rating 7 or substandard: Loans and other credit extensions graded “7” have all the weaknesses inherent in those graded “6”, with the added characteristic that the severity of the weaknesses makes collection or liquidation in full highly questionable or improbable based upon currently existing facts, conditions, and values. Loans in this classification should be evaluated for non-accrual status. All nonaccrual commercial and Retail loans must be at a minimum graded a risk code “7”.

Risk rating 8 or doubtful: Loans and other credit extensions bearing this grade have been determined to have the extreme probability of some loss, but because of certain important and reasonably specific factors, the amount of loss cannot be determined. Such pending factors could include merger or liquidation, additional capital injection, refinancing plans, or perfection of liens on additional collateral.

Risk rating 9 or loss: Loans in this classification are considered uncollectible and cannot be justified as a viable asset of ChoiceOne Bank. This classification does not mean the loan has absolutely no recovery value, but that it is neither practical nor desirable to defer writing off this loan even though partial recovery may be obtained in the future.

The following table reflects the amortized cost basis of loans as of June 30, 2024 based on year of origination (dollars in thousands):

Commercial:	2024	2023	2022	2021	2020	Prior	Term Loans Total	Revolving Loans	Grand Total
Agricultural
Pass	$4,093	$2,064	$3,391	$2,998	$1,588	$20,055	$34,189	$10,887	$45,076
Special mention	-	-	-	-	-	198	198	-	198
Substandard	-	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$4,093	$2,064	$3,391	$2,998	$1,588	$20,253	$34,387	$10,887	$45,274
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Commercial and Industrial
Pass	$12,034	$22,713	$35,475	$18,536	$8,736	$15,342	$112,836	$110,682	$223,518
Special mention	-	-	102	21	31	245	399	112	511
Substandard	-	-	-	-	-	-	-	2	2
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$12,034	$22,713	$35,577	$18,557	$8,767	$15,587	$113,235	$110,796	$224,031
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$1	$1	$-	$1

Commercial Real Estate
Pass	$28,961	$152,813	$121,262	$102,700	$69,234	$168,671	$643,641	$159,854	$803,495
Special mention	-	-	-	-	-	362	362	-	362
Substandard	-	-	356	-	-	-	356	-	356
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$28,961	$152,813	$121,618	$102,700	$69,234	$169,033	$644,359	$159,854	$804,213
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$-	$-	$-	$-
Total Commercial Loans	$45,088	$177,590	$160,586	$124,255	$79,589	$204,873	$791,981	$281,537	$1,073,518

Retail:	2024	2023	2022	2021	2020	Prior	Term Loans Total	Revolving Loans	Grand Total
Consumer
Performing	$4,325	$7,989	$10,010	$5,586	$2,136	$1,710	$31,756	$1,051	$32,807
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	3	1	-	-	4	-	4
Total	$4,325	$7,989	$10,013	$5,587	$2,136	$1,710	$31,760	$1,051	$32,811
Current year-to-date gross write-offs (1)	$-	$34	$103	$1	$-	$2	$140	$-	$140

Construction real estate
Performing	$1,105	$2,209	$-	$538	$-	$-	$3,852	$14,899	$18,751
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	-	-	-	-	-	-	-
Total	$1,105	$2,209	$-	$538	$-	$-	$3,852	$14,899	$18,751
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential real estate
Performing	$19,368	$48,776	$59,768	$26,752	$15,053	$48,874	$218,591	$55,561	$274,152
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	259	490	833	-	108	1,690	36	1,726
Total	$19,368	$49,035	$60,258	$27,585	$15,053	$48,982	$220,281	$55,597	$275,878
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$-	$-	$-	$-

Loans to Other Financial Institutions
Performing	$36,569	$-	$-	$-	$-	$-	$36,569	$-	$36,569
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	-	-	-	-	-	-	-
Total	$36,569	$-	$-	$-	$-	$-	$36,569	$-	$36,569
Current year-to-date gross write-offs (1)	$-	$-	$-	$-	$-	$-	$-	$-	$-
Total Retail Loans	$61,367	$59,233	$70,271	$33,710	$17,189	$50,692	$292,462	$71,547	$364,009

The following table reflects the amortized cost basis of loans as of December 31, 2023 based on year of origination (dollars in thousands):

Commercial:	2023	2022	2021	2020	2019	Prior	Term Loans Total	Revolving Loans	Grand Total
Agricultural
Pass	$5,015	$4,088	$3,078	$1,788	$7,028	$18,476	$39,473	$9,507	$48,980
Special mention	-	-	-	-	176	54	230	-	230
Substandard	-	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$5,015	$4,088	$3,078	$1,788	$7,204	$18,530	$39,703	$9,507	$49,210
Current year-to-date gross write-offs	$-	$-	$-	$-	$-	$-	$-	$-	$-

Commercial and Industrial
Pass	$23,600	$45,489	$23,462	$10,502	$9,214	$11,882	$124,149	$105,559	$229,708
Special mention	-	-	28	35	73	64	200	3	203
Substandard	-	-	-	-	-	4	4	-	4
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$23,600	$45,489	$23,490	$10,537	$9,287	$11,950	$124,353	$105,562	$229,915
Current year-to-date gross write-offs	$-	$55	$30	$71	$-	$2	$158	$-	$158

Commercial Real Estate
Pass	$149,181	$134,289	$107,033	$71,754	$43,846	$136,361	$642,464	$143,120	$785,584
Special mention	-	-	-	-	-	1,337	1,337	-	1,337
Substandard	-	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-
Total	$149,181	$134,289	$107,033	$71,754	$43,846	$137,698	$643,801	$143,120	$786,921
Current year-to-date gross write-offs	$-	$-	$-	$-	$-	$-	$-	$-	$-
Total Commercial Loans	$177,796	$183,866	$133,601	$84,079	$60,337	$168,178	$807,857	$258,189	$1,066,046

Retail:	2023	2022	2021	2020	2019	Prior	Term Loans Total	Revolving Loans	Grand Total
Consumer
Performing	$9,775	$13,876	$6,771	$2,849	$1,260	$1,202	$35,733	$808	$36,541
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	-	-	-	-	-	-	-
Total	$9,775	$13,876	$6,771	$2,849	$1,260	$1,202	$35,733	$808	$36,541
Current year-to-date gross write-offs	$8	$24	$11	$28	$-	$1	$72	$-	$72

Construction real estate
Performing	$2,507	$2,719	$552	$-	$-	$-	$5,778	$15,158	$20,936
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	-	-	-	-	-	-	-
Total	$2,507	$2,719	$552	$-	$-	$-	$5,778	$15,158	$20,936
Current year-to-date gross write-offs	$-	$-	$-	$-	$-	$-	$-	$-	$-

Residential real estate
Performing	$54,231	$64,768	$28,301	$16,391	$12,556	$40,270	$216,517	$49,491	$266,008
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	380	826	-	-	486	1,692	30	1,722
Total	$54,231	$65,148	$29,127	$16,391	$12,556	$40,756	$218,209	$49,521	$267,730
Current year-to-date gross write-offs	$-	$26	$-	$-	$-	$1	$27	$-	$27

Loans to Other Financial Institutions
Performing	$19,400	$-	$-	$-	$-	$-	$19,400	$-	$19,400
Nonperforming	-	-	-	-	-	-	-	-	-
Nonaccrual	-	-	-	-	-	-	-	-	-
Total	$19,400	$-	$-	$-	$-	$-	$19,400	$-	$19,400
Current year-to-date gross write-offs	$-	$-	$-	$-	$-	$-	$-	$-	$-
Total Retail Loans	$85,913	$81,743	$36,450	$19,240	$13,816	$41,958	$279,120	$65,487	$344,607

(1)
It is noted that write-offs in the table above do not include checking account write offs.   Checking account write-offs during the first six months of 2024 were $311,000 or an annualized $628,000 compared to $480,000 during the full year 2023 and $221,000 or an annualized $442,000 during the first six months of 2023.

The following tables presents the amortized cost basis of the loans modified to borrowers experiencing financial difficulty disaggregated by class of financing receivable and type of concession granted during the first six months of 2024 and the full year 2023.

For the period ended:	June 30, 2024

	Term Extension
(Dollars in thousands)	Amortized Cost Basis	% of Total Class of Financing Receivable
Residential real estate	123	0%
Total	$123

For the period ended:	December 31, 2023

	Term Extension
(Dollars in thousands)	Amortized Cost Basis	% of Total Class of Financing Receivable
Commercial and industrial	$60	0%
Residential real estate	129	0%
Total	$189

The following table presents the financial effect by type of modification made to borrowers experiencing financial difficulty and class of financing receivable during the first six months of 2024 and the full year 2023.

For the period ended:	June 30, 2024
Term Extension
Residential real estate	Provided with new five year payment plan based on bankruptcy.

For the period ended:	December 31, 2023
Term Extension
Commercial and industrial	Termed out line of credit & termed out draw note
Residential real estate	Provided with new twelve month payment plan to catch up on past due balance.

The following table presents the period-end amortized cost basis of financing receivables that had a payment default during the period and were modified in the 12 months before default to borrowers experiencing financial difficulty.

For the period ended:	June 30, 2024
(Dollars in thousands)	Term extension
Commercial and industrial	-
Residential real estate	123
Total	$123

For the period ended:	December 31, 2023
(Dollars in thousands)	Term extension
Commercial and industrial	60
Residential real estate	129
Total	$189

The following table presents the period-end amortized cost basis of loans that have been modified in the past 12 months to borrowers experiencing financial difficulty by payment status and class of financing receivable.

For the period ended:	June 30, 2024
(Dollars in thousands)	Current	30-89 days	Greater than 90 days	Total
Commercial and industrial	$46	-	-	$46
Residential real estate	-	-	123	123
Total	$46	$-	$123	$169

For the period ended:	December 31, 2023
(Dollars in thousands)	Current	30-89 days	Greater than 90 days	Total
Commercial and industrial	$60	$-	$-	$60
Residential real estate	-	-	129	129
Total	$60	$-	$129	$189

Nonaccrual loans by loan category were as follows:

As of June 30, 2024
(Dollars in thousands)	Nonaccrual loans with no ACL	Total nonaccrual loans	Interest income recognized year to date on nonaccrual loans
Consumer	$-	$4	$-
Commercial real estate	356	356	9
Residential real estate	262	1,726	2
Total nonaccrual loans	$618	$2,086	$11

As of June 30, 2023
(Dollars in thousands)	Nonaccrual loans with no ACL	Total nonaccrual loans	Interest income recognized year to date on nonaccrual loans
Residential real estate	$676	$1,581	$-
Total nonaccrual loans	$676	$1,581	$-

As of December 31, 2023
(Dollars in thousands)	Nonaccrual loans with no ACL	Total nonaccrual loans	Interest income recognized year to date on nonaccrual loans
Commercial and industrial	$-	$1	$-
Residential real estate	707	1,722	16
Total nonaccrual loans	$707	$1,723	$16

An aging analysis of loans by loan category follows:

(Dollars in thousands)	Loans Past Due 30 to 59 Days (1)	Loans Past Due 60 to 89 Days (1)	Loans Past Due Greater Than 90 Days (1)	Total (1)	Loans Not Past Due	Total Loans	Loans 90 Days Past Due and Accruing
June 30, 2024
Agricultural	$-	$-	$-	$-	$45,274	$45,274	$-
Commercial and industrial	61	-	-	61	223,970	224,031	-
Consumer	46	-	3	49	32,762	32,811	-
Commercial real estate	148	-	356	504	803,709	804,213	-
Construction real estate	-	-	-	-	18,751	18,751	-
Residential real estate	1,507	361	499	2,367	273,511	275,878
Loans to Other Financial Institutions	-	-	-	-	36,569	36,569
	$1,762	$361	$858	$2,981	$1,434,546	$1,437,527	$-

December 31, 2023
Agricultural	$-	$-	$-	$-	$49,210	$49,210	$-
Commercial and industrial	-	-	1	1	229,914	229,915	-
Consumer	31	2	-	33	36,508	36,541	-
Commercial real estate	173	-	-	173	786,748	786,921	-
Construction real estate	-	-	-	-	20,936	20,936	-
Residential real estate	755	549	870	2,174	265,556	267,730	-
Loans to Other Financial Institutions	-	-	-	-	19,400	19,400
	$959	$551	$871	$2,381	$1,408,272	$1,410,653	$-

(1)	Includes nonaccrual loans.